Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Derivative instruments and hedging activities
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 148	¥ 203
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	262	326
Cash collateral receivables against net derivative liabilities	1,815	1,885
Cash collateral payables against net derivative assets	1,790	1,754
Cash collateral receivables, not being offset against net derivatives	251	298
Cash collateral payables, not being offset against net derivatives	¥ 560	¥ 466